SCHEDULE OF INVESTMENTS

Global Growth (in thousands)	SEPTEMBER 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Brazil
Consumer Discretionary – 0.5%
Magazine Luiza S.A.	41	$651

Financials – 0.2%
Banco do Brasil S.A.	61	322

Total Brazil - 0.7%		$973

Canada
Consumer Staples – 2.7%
Alimentation Couche-Tard, Inc., Class B	108	3,747

Energy – 1.0%
Canadian Natural Resources Ltd.	86	1,369

Total Canada - 3.7%		$5,116

China
Communication Services – 3.1%
Baidu.com, Inc. ADR(A)	17	2,169
Tencent Holdings Ltd.	34	2,276

		4,445

Consumer Discretionary – 2.4%
Alibaba Group Holding Ltd. ADR(A)	12	3,388

Financials – 2.0%
Ping An Insurance (Group) Co. of China Ltd., H Shares	273	2,834

Total China - 7.5%		$10,667

France
Communication Services – 1.7%
Ubisoft Entertainment S.A.(A)	27	2,400

Consumer Discretionary – 0.6%
LVMH Moet Hennessy - Louis Vuitton	2	904

Industrials – 4.4%
Airbus SE	38	2,725
Schneider Electric S.A.	28	3,517

		6,242

Total France - 6.7%		$9,546

Germany
Financials – 1.5%
Deutsche Boerse AG	12	2,042

Information Technology – 1.1%
Infineon Technologies AG	56	1,583

Total Germany - 2.6%		$3,625

Hong Kong
Consumer Discretionary – 0.5%
Galaxy Entertainment Group	102	690

Total Hong Kong - 0.5%		$690

India
Energy – 2.6%
Reliance Industries Ltd.	125	3,701

Financials – 1.0%
HDFC Bank Ltd.(A)	96	1,414

Total India - 3.6%		$5,115

Italy
Consumer Discretionary – 2.9%
Ferrari N.V.	22	4,045

Total Italy - 2.9%		$4,045

Japan
Industrials – 2.2%
Daikin Industries Ltd.	10	1,774
Recruit Holdings Co. Ltd.	35	1,374

		3,148

Total Japan - 2.2%		$3,148

Netherlands
Health Care – 1.8%
Koninklijke Philips Electronics N.V., Ordinary Shares	54	2,528

Total Netherlands - 1.8%		$2,528

Switzerland
Consumer Staples – 1.1%
Nestle S.A., Registered Shares	14	1,607

Health Care – 1.2%
Alcon, Inc.	31	1,783

Industrials – 2.2%
Ferguson plc	31	3,137

Total Switzerland - 4.5%		$6,527

Taiwan
Information Technology – 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	36	2,889

Total Taiwan - 2.0%		$2,889

United Kingdom
Consumer Staples – 1.9%
Diageo plc	38	1,290
Unilever plc	23	1,406

		2,696

Financials – 0.9%
Prudential plc	89	1,271

Health Care – 2.0%
AstraZeneca plc	16	1,765
AstraZeneca plc ADR	18	1,006

		2,771

Total United Kingdom - 4.8%		$6,738

United States
Communication Services – 1.5%
Facebook, Inc., Class A(A)	8	2,044

Consumer Discretionary – 8.3%
Amazon.com, Inc.(A)	2	7,063
Darden Restaurants, Inc.	20	2,026
Dollar General Corp.	5	1,022
Home Depot, Inc. (The)	6	1,755

		11,866

Energy – 0.6%
ConocoPhillips	25	837

Financials – 7.6%
Citigroup, Inc.	33	1,432
CME Group, Inc.	6	1,001
Discover Financial Services	55	3,165
Goldman Sachs Group, Inc. (The)	9	1,879

JPMorgan Chase & Co.	14	1,346
Morgan Stanley	41	1,992

		10,815

Health Care – 8.0%
Abbott Laboratories	29	3,119
HCA Holdings, Inc.	11	1,369
Johnson & Johnson	19	2,891
Thermo Fisher Scientific, Inc.	5	2,336
UnitedHealth Group, Inc.	5	1,697

		11,412

Industrials – 4.6%
Eaton Corp.	21	2,145
Northrop Grumman Corp.	7	2,320
Union Pacific Corp.	11	2,080

		6,545

Information Technology – 24.9%
Adobe, Inc.(A)	5	2,291
Ambarella, Inc.(A)	35	1,843
Apple, Inc.	44	5,044
Autodesk, Inc.(A)	3	706
Cisco Systems, Inc.	58	2,275
Fidelity National Information Services, Inc.	19	2,814
Intuit, Inc.	9	2,955
MasterCard, Inc., Class A	9	3,051
Microsoft Corp.	28	5,948
PayPal, Inc.(A)	20	3,988
VeriSign, Inc.(A)	4	852
Visa, Inc., Class A	17	3,438

		35,205

Total United States - 55.5%		$78,724

TOTAL COMMON STOCKS – 99.0%		$140,331

(Cost: $103,572)

SHORT-TERM SECURITIES

Money Market Funds(B) – 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	368	368

TOTAL SHORT-TERM SECURITIES – 0.3%		$368

(Cost: $368)

TOTAL INVESTMENT SECURITIES – 99.3%		$140,699

(Cost: $103,940)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		929

NET ASSETS – 100.0%		$141,628

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the annualized 7-day yield at September 30, 2020.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$4,213	$4,676	$—
Consumer Discretionary	15,905	5,639	—
Consumer Staples	3,747	4,303	—
Energy	2,206	3,701	—
Financials	11,137	7,561	—
Health Care	12,418	6,076	—
Industrials	6,545	12,527	—
Information Technology	38,094	1,583	—

Total Common Stocks	$94,265	$46,066	$—
Short-Term Securities	368	—	—

Total	$94,633	$46,066	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$103,940

Gross unrealized appreciation	41,568
Gross unrealized depreciation	(4,809)

Net unrealized appreciation	$36,759